Equity-accounted investees	12 Months Ended
Dec. 31, 2021
Equity-accounted investees
Equity-accounted investees

16.  Equity-accounted investees

Investments in equity-accounted investees as of December 31, 2021 and 2020 comprised the following:

		Voting shares		Carrying values
	Country of	December 31,	December 31,	December 31,	December 31,
	incorporation	2021	2020	2021	2020
Skillaz LLC	Russia	—	25.01%	—	129,666
YouDo Web Technologies Limited	Cyprus	9.91%	—	360,574	—
Dream Job LLC	Russia	25%	—	54,047	—
				414,621	129,666

The above entities have the same reporting date as the Company. None of the entities were listed on a public exchange as of December 31, 2021 and 2020.

(a)Skillaz

As at March 31, 2021 the Group obtained control over Skillaz. For details please refer to Note 8(a). Thus, Skillaz ceased to be accounted as equity-accounted investee since March 31, 2021.

The following table summarises the financial information of Skillaz as of December 31, 2020 and for the period from January 1, 2021 till March 31, 2021, the year ended December 31, 2020 and the period from May 6, 2019 (the date when the Group acquired a stake of 25.01% in Skillaz) till December 31, 2019, as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in Skillaz as of December 31, 2020.

December 31,
2020
Percentage ownership interest	25.01%
Non-current assets	73,467
Current assets	74,005
Non-current liabilities	(49,297)
Current liabilities	(214,493)
Net assets (100%)	(116,318)
Group’s share of net assets (25.01%)	(29,091)
Goodwill	158,757
Carrying amount of the Group’s interest in associate	129,666

	Period from		Period from
	January 1, 2021	Year ended	May 6, 2019 till
	till March 31,	December 31,	December 31,
	2021	2020	2019
Revenue	70,498	152,750	67,701
Loss from continuing operations (100%)	(19,450)	(196,647)	(122,118)
Total comprehensive loss (100%)	(19,450)	(196,647)	(122,118)
Group’s share of total comprehensive loss (25.01%)	(4,864)	(49,181)	(30,542)

The associate had no contingent liabilities or capital commitments as at December 31, 2020.

(b)YouDo

On October 28, 2021 the Group entered into a shares subscription agreement and acquired a stake of 9.91% in YouDo Web Technologies Limited (Cyprus) (“YouDo”), the leading online on-demand service marketplace in Russia, in exchange for a cash consideration of $ 5 million or 349,052 (at exchange rate as of October 28, 2021). The acquisition related costs were 17,329 and have been included in the cost of the investment. The principal place of YouDo’ business is Russia.

Management expects that acquisition will enable the Group to access the rapidly developing gig-economy market.

The Group concluded that it has significant influence over YouDo as the Group has a power to participate in the financial and operating policy decisions through its representation in YouDo’s Board of Directors. Thus, the Group’s ownership interest in YouDo represents an investment in an associate and accounted for under the equity method starting October 28, 2021.

In December 2021 the Group finalised purchase price allocation for YouDo acquisition. The fair value of the identifiable assets and liabilities of YouDo at the date of acquisition before the Group’s contribution under a shares subscription agreement has been calculated with reference to its value in use (Level 3) and were as follows:

Fair values
Non-current assets	628,010
Current assets	127,441
Non-current liabilities	(53,768)
Current liabilities	(186,002)
Total net assets (100%)	515,681
The Group’s contribution to YouDo’ equity	349,052
Total net assets, including the Group’s contribution	864,733
Group’s share of net assets (9.91%)	85,695

The Group has concluded call option contracts to purchase an additional 46.89% ownership interest in YouDo, one of which grants the right to purchase 14.90% ownership interest through the period of six months from October 28, 2022  and another to acquire 31.99% (or 46.89% in case call option 1 was not exercised) through the period of six months from October 28, 2023 (together referred to as “the call options).

The Group also entered into several option agreements, which give right to other shareholders to sell and cause an obligation to the Group to purchase an additional 43.2% ownership interest in YouDo, if the Group acquires control over YouDo under the call options described above.

The Group also entered in option agreement, which give right to other shareholder to purchase and cause an obligation to the Group to sell the existing share of 9.91%, if the Group does not acquire control under the call options described above.

The fair value of the option agreements referred to above is not material, taking into account the terms and conditions on which the options were acquired, and based on the expected business enterprise value at the acquisition date and at the reporting date.

Goodwill on transaction was calculated as the excess of the consideration transferred by the Group over the share in the fair value of the net assets acquired and the fair value of the call options.

Total
Group’s share of net assets (9.91%)	85,695
Goodwill	280,686
Cash consideration transferred	366,381

Goodwill related to the associate of 280,686 is included in the carrying amount of the investment in associate. Goodwill is mainly attributable to the potential of YouDo to further enhance its position in B2B segment.

The following table summarises the financial information of YouDo as of December 31, 2021 and for the period from October 28, 2021 till December 31, 2021, as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarised financial information to the carrying amount of the Group’s interest in YouDo.

December 31,
2021
Percentage ownership interest	9.91%
Non-current assets	610,622
Current assets	324,752
Non-current liabilities	(53,768)
Current liabilities	(75,461)
Net assets (100%)	806,145
Group’s share of net assets (9.91%)	79,888
Goodwill	280,686
Carrying amount of the Group’s interest in associate	360,574

Period from
October 28,
2021 till
December 31,
2021
Revenue	86,539
Loss before income tax	(58,592)
Income tax (expense)/benefit	—
Net loss for the period (100%)	(58,592)
Total comprehensive loss (100%)	(58,592)
Group’s share of total comprehensive loss (9.91%)	(5,807)

The associate had no contingent liabilities or capital commitments as at December 31, 2021.

(i)   Impairment test

The investment in associate was identified as a separate CGU. The recoverable amount of the CGU represented its value in use, determined by reference to discounted future cash flows generated from the continuing use of the CGU. The key assumptions used in the estimation of the CGU’s recoverable amount represented management’s assessment of future trends in the associate’s business and were based on the relevant external and internal historical data. Cash flows were forecasted based on past experience, actual operating results and the associate’s business plan and based on the following key assumptions: revenue growth rates, EBITDA margin, discount rate, and terminal value growth rate. At December 31, 2021 the estimated recoverable amounts of the CGU exceeded its carrying amounts.

Revenue growth rates and EBITDA margin were forecasted taking into account the estimated sales volume and price growth for the next seven years taking into account an uncertainty associated with the start-up business. Management expects that the revenue will grow at a CAGR of 41.1% from 2021 to 2028. The expected EBITDA margin in 2028 is 34.9%. The pre-tax discount rate applied to the cash flow projections is 17.6%, the annual growth rate for the forecasted cash flows after 2028 year is 3%.

The changes at the reporting date to one of the relevant assumptions, holding other assumptions constant, would have result in the impairment by the amounts shown below:

Effect
31 December 2021
Annual revenue growth rate (5% decrease)	81,813
EBITDA (10% decrease)	47,754
Pre-tax discount rate (1%-point increase)	46,534

The events described in Note 31 are likely to further increase the discount rate and may reduce YouDo’ revenue. This may result in the impairment of YouDo’ CGU, however, the financial effect is not possible to quantify.

(c)Dream Job

On April 20, 2021 the Group acquired 25% in the charter capital of Dream Job LLC (Russia) which operates employer review platform dreamjob.ru for cash contribution of RUB 60 million as we see a call for independent and reliable employer review portal in Russia.

The table below aggregate information of associate that is not individually material to the Group:

2021
The Group’s share of:
- loss from continuing operations	(7,254)
- total comprehensive loss	(7,254)